Securities and Exchange Commission
Division of Corporate Finance
100 F Street North East Mailstop 7010
Washington, DC 20549-7010

Attention: Mellissa Campbell Duru

Dear Ms. Duru:

Re:  Cascade Energy, Inc. (the “Company”)
        Amendment No. 3 to Registration Statement
        on Form SB-2 Filed July 17, 2006 Your File No. 333-130984

     We write further to our discussions regarding your comments on the Company’s Registration Statement on Form SB-2/A filed July 17, 2006. As you may recall, there were two outstanding verbal comments, the first pertaining to the number of shares registered pursuant to the and the second pertaining to the requirement for updated financial statements.

General

1. We have revised the number of convertible debenture shares registered under the offering to 49,612,912 and removed the warrant shares to Cornell.

Financial Statements

2. The Amended Registration Statement has been filed with updated financial statements for the period ended May 31, 2006.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com Some lawyers at Clark Wilson LLP practice through law corporations.

Closing Comments

     We enclose clean and blacklined versions (four copies) of the Amended Registration Statement, marked to show changes between the version filed on July 17, 2006 and the version filed herewith. We look forward to the receipt of any further comments which you may have in regard to the Amended Registration Statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per: /s/ William L. Macdonald

William L. Macdonald

WLM/las
Encls.

cc: Cascade Energy, Inc.